Sprott Gold Miners ETF

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.83%)
Gold Mining (99.08%)
Agnico Eagle Mines, Ltd.(a)	358,457	$15,144,279
Alamos Gold, Inc., Class A	1,004,819	7,448,761
AngloGold Ashanti, Ltd., Sponsored ADR	100,814	1,393,249
B2Gold Corp.	2,329,961	7,489,070
Barrick Gold Corp.	1,298,060	20,119,061
Centerra Gold, Inc.(a)	1,675,866	7,376,310
Coeur Mining, Inc.(b)	363,018	1,241,522
Dundee Precious Metals, Inc.	1,552,141	6,899,154
Eldorado Gold Corp.(b)	253,435	1,531,967
Endeavour Mining PLC(a)	73,472	1,355,244
Equinox Gold Corp.(a)(b)	394,358	1,430,292
Franco-Nevada Corp.	142,834	17,061,288
Gold Fields, Ltd., Sponsored ADR(a)	223,103	1,804,903
Harmony Gold Mining Co., Ltd., Sponsored ADR	2,335,231	5,674,611
IAMGOLD Corp.(a)(b)	619,549	668,280
K92 Mining, Inc.(b)	1,298,418	7,425,708
Kinross Gold Corp.(a)	445,364	1,676,543
New Gold, Inc.(a)(b)	881,444	784,867
Newmont Corp.	559,406	23,511,834
Novagold Resources, Inc.(a)(b)	315,378	1,488,591
OceanaGold Corp.(b)	947,647	1,543,567
Osisko Gold Royalties, Ltd.	152,173	1,549,987
Osisko Mining, Inc.(b)	452,069	1,011,252
Royal Gold, Inc.	77,851	7,303,981
Sandstorm Gold, Ltd.(a)	1,305,149	6,755,576
Seabridge Gold, Inc.(b)	114,900	1,366,639
SSR Mining, Inc.(a)	532,652	7,831,587
Torex Gold Resources, Inc.(b)	956,252	6,901,822
Wesdome Gold Mines, Ltd.	227,472	1,538,052
Wheaton Precious Metals Corp.(a)	386,398	12,512,095
Yamana Gold, Inc.	1,601,426	7,245,747
Total Gold Mining		187,085,839

Silver Mining (0.75%)
Hecla Mining Co.	358,656	1,413,105

TOTAL COMMON STOCKS
(Cost $222,994,154)		188,498,944

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.58%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $95,120)	2.94%	95,120	$95,120

Investments Purchased with Collateral from Securities Loaned (7.53%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%
(Cost $14,209,828)		14,209,828	$14,209,828
TOTAL SHORT TERM INVESTMENTS
(Cost $14,304,948)			14,304,948

TOTAL INVESTMENTS (107.41%)
(Cost $237,299,102)			$202,803,892
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.41%)			(13,992,541)
NET ASSETS - 100.00%			$188,811,351

(a)	As of September 30, 2022, the security, or a portion of the security position was on loan. As of September 30, 2022, the total market value of securities on loan was $19,554,173. The loaned securities were secured with cash collateral of $14,209,828 and non-cash collateral with the value of $5,897,185. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.06%)
Copper Mining (2.72%)
SolGold PLC(a)(b)	13,707,937	$2,320,318
Diversified Metals & Mining (8.68%)
Aurelia Metals, Ltd.(a)	15,711,384	2,009,964
Leo Lithium, Ltd.(a)(b)	5,471,550	1,959,937
Mincor Resources NL(a)(b)	2,936,565	3,428,043
Total Diversified Metals & Mining		7,397,944

Gold Mining (84.30%)
Argonaut Gold, Inc.(a)	436,812	132,813
Bellevue Gold, Ltd.(a)(b)	7,753,317	3,719,569
Capricorn Metals, Ltd.(a)	179,773	344,976
Centamin PLC	435,942	438,950
Coeur Mining, Inc.(a)	122,307	418,290
De Grey Mining, Ltd.(a)(b)	621,016	413,124
Dundee Precious Metals, Inc.(b)	74,779	332,387
Eldorado Gold Corp.(a)	52,897	319,752
Equinox Gold Corp.(a)	1,212,700	4,398,326
Firefinch, Ltd.(a)(b)	6,635,363	848,865
Gold Road Resources, Ltd.(b)	497,426	407,270
Greatland Gold PLC(a)(b)	3,097,034	250,703
Hochschild Mining PLC	3,553,277	2,340,762
K92 Mining, Inc.(a)(b)	68,241	390,273
Karora Resources, Inc.(a)	115,547	238,396
Koza Altin Isletmeleri AS	612,665	6,053,589
Lundin Gold, Inc.(b)	941,947	6,546,271
McEwen Mining, Inc.(a)(b)	710,053	2,314,773
New Gold, Inc.(a)(b)	333,287	296,770
Novagold Resources, Inc.(a)(b)	195,687	917,772
OceanaGold Corp.(a)(b)	3,048,317	4,965,225
Orla Mining, Ltd.(a)(b)	106,973	349,258
Osisko Mining, Inc.(a)(b)	1,808,912	4,046,431
Pan African Resources PLC	17,153,759	3,351,765
Perseus Mining, Ltd.	5,592,728	5,437,648
Ramelius Resources, Ltd.	5,429,193	2,483,048
Red 5, Ltd.(a)	1,781,888	216,560
Regis Resources, Ltd.	336,289	335,568
Sabina Gold & Silver Corp.(a)	484,527	382,332
Seabridge Gold, Inc.(a)	394,649	4,684,484
Silver Lake Resources, Ltd.(a)	429,406	324,111
Skeena Resources, Ltd.(a)	54,239	253,653
St Barbara, Ltd.(a)	540,198	255,699
Torex Gold Resources, Inc.(a)(b)	43,419	313,380
Victoria Gold Corp.(a)	441,380	2,616,934
Wesdome Gold Mines, Ltd.(b)	653,586	4,419,223
West African Resources, Ltd.(a)(b)	5,944,468	3,992,511
Westgold Resources, Ltd.(b)	4,392,484	2,346,067
Total Gold Mining		71,897,528

Security Description	Shares	Value
Silver Mining (4.36%)
Endeavour Silver Corp.(a)(b)	1,235,594	$3,721,049

TOTAL COMMON STOCKS
(Cost $126,542,229)		85,336,839

RIGHTS (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.07%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $60,273)	2.94%	60,273	60,273

Investments Purchased with Collateral from Securities Loaned (12.00%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%
(Cost $10,237,879)		10,237,879	$10,237,879
TOTAL SHORT TERM INVESTMENTS
(Cost $10,298,152)			10,298,152

TOTAL INVESTMENTS (112.13%)
(Cost $136,840,381)			$95,634,991
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.13%)			(10,344,531)
NET ASSETS - 100.00%			$85,290,460

(a)	Non-income producing security.
(b)	As of September 30, 2022, the security, or a portion of the security position was on loan. As of September 30, 2022, the total market value of securities on loan was $11,583,425. The loaned securities were secured with cash collateral of $10,237,879 and non-cash collateral with the value of $2,826,716. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

September 30, 2022 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at September 30, 2022:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$188,498,944	$–	$–	$188,498,944
Short Term Investments	14,304,948	–	–	14,304,948
Total	$202,803,892	$–	$–	$202,803,892

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$84,271,414	$1,065,425	$–	$85,336,839
Rights*	–	–	–	–
Short Term Investments	10,298,152	–	–	10,298,152
Total	$94,569,566	$1,065,425	$–	$95,634,991

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Sprott Junior Gold Miners ETF
Balance as of December 31, 2021	$-
Purchases	-
Sales Proceeds	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance as of September 30, 2022	$-
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2022	$-

There were no transfers out of or into level 3 during the period ended September 30, 2022.